Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As of June 30, 2016, minimum rental commitment under the operating lease is as follows:
Year Ending June 30,
2017	370,252
2018	381,360
2019	392,855
2020	335,747
$1,480,214